Finance Expenses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
Borrowing costs [abstract]
Capitalization rates	2.25%	2.02%	2.14%
Maximum
Borrowing costs [abstract]
Capitalization rates	3.86%	4.33%	4.84%